Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents (Note 14)	$ 2,045,961	$ 1,939,469
Short-term investments (Notes 4 and 14)	150,000	100,000
Accounts receivable, net (Note 5)	1,631,676	1,383,823
Inventories, net (Notes 2 and 6)	2,479,958	2,245,469
Other current assets (Note 13)	198,798	185,644
Total current assets	6,506,393	5,854,405
Property, plant and equipment, net (Note 7)	5,078,650	4,891,153
Goodwill (Note 3 and 8)	2,052,728	2,011,278
Other intangible assets, net (Note 3 and 8)	866,835	770,672
Other assets (Note 9)	718,912	799,461
Total assets	15,223,518	14,326,969
Current liabilities:
Short-term debt (Notes 11 and 14)	17,959	51,315
Long-term debt due within one year (Notes 11 and 14)	600,000
Accounts payable (Note 10)	838,109	566,527
Salaries, wages and related accruals (Note 17)	428,829	289,004
Accrued expenses and other current liabilities (Notes 10, 13 and 15)	505,069	478,327
Total current liabilities	2,389,966	1,385,173
Long-term debt due after one year (Notes 2, 11 and 14)	3,739,141	4,337,145
Deferred credits and other liabilities (Notes 2, 13, 15, 17 and 19)	839,703	754,774
Total liabilities	6,968,810	6,477,092
Commitments and contingencies (Notes 13 and 15)
Nucor stockholders' equity (Notes 12 and 16):
Common stock (800,000 shares authorized; 379,334 and 378,566 shares issued, respectively)	151,734	151,426
Additional paid-in capital	1,974,672	1,918,970
Retained earnings (Note 2)	7,630,916	7,316,910
Accumulated other comprehensive loss, net of income taxes (Notes 2, 13 and 20)	(317,843)	(351,362)
Treasury stock (60,597 and 60,604 shares, respectively)	(1,559,614)	(1,558,128)
Total Nucor stockholders' equity	7,879,865	7,477,816
Noncontrolling interests	374,843	372,061
Total equity	8,254,708	7,849,877
Total liabilities and equity	$ 15,223,518	$ 14,326,969